Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents (Note 1)	$ 601,163	$ 276,002
Restricted cash (Note 1)	11,420	8,856
Accounts receivable, net (Note 3)	26,669	20,978
Inventories (Note 6)	23,669	21,365
Due from related parties (Note 3)	1,341	0
Fair value of derivatives (Notes 19 and 20)	9,207	0
Insurance claims receivable	5,436	3,970
Time charter assumed (Note 13)	199	198
Accrued charter revenue (Note 13)	7,524	7,361
Short-term investments (Note 5)	9,963	0
Prepayments and other assets	10,161	8,595
Vessels held for sale (Note 7)	129,301	78,799
Total current assets	836,053	426,124
FIXED ASSETS, NET:
Right-of-use assets (Note 12)	0	191,303
Vessels and advances, net (Note 7)	3,743,956	3,650,192
Total fixed assets, net	3,743,956	3,841,495
OTHER NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 10)	19,520	19,872
Accounts receivable, net, non-current (Note 3)	5,251	5,076
Deferred charges, net (Note 8)	45,938	31,859
Restricted cash, non-current (Note 1)	75,386	68,670
Time charter assumed, non-current (Note 13)	568	667
Accrued charter revenue, non-current (Note 13)	7,144	8,183
Fair value of derivatives, non-current (Notes 19 and 20)	25,794	3,429
Other non-current assets (Note 5)	0	1,666
Total assets	4,759,610	4,407,041
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	373,750	272,365
Accounts payable	18,795	18,865
Due to related parties (Note 3)	937	1,694
Finance lease liabilities, net (Note 12)	0	16,676
Accrued liabilities	49,758	27,304
Unearned revenue (Note 13)	26,040	23,830
Fair value of derivatives (Notes 19 and 20)	3,557	6,876
Other current liabilities	2,668	2,417
Total current liabilities	475,505	370,027
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	2,366,391	2,169,718
Finance lease liabilities, net of current portion (Note 12)	0	99,689
Fair value of derivatives, non-current portion (Notes 19 and 20)	15,153	7,841
Unearned revenue, net of current portion (Note 13)	34,578	33,867
Total non-current liabilities	2,416,122	2,311,115
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 15)	0	0
Common stock (Note 15)	12	12
Treasury stock (Note 15)	(52,356)	0
Additional paid-in capital (Note 15)	1,413,542	1,386,636
Retained earnings	480,202	341,482
Accumulated other comprehensive income / (loss) (Notes 19 and 21)	26,583	(2,231)
Total stockholders’ equity	1,867,983	1,725,899
Total liabilities and stockholders’ equity	$ 4,759,610	$ 4,407,041